UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Total Stockholder' Equity (Deficit) Controlling Interest [Member]	Non-Controlling Interest [Member]	Total		As Previously Reported [Member]	Adjustments [Member]
Balance at beginning at Dec. 31, 2014			$ 288,610	$ (1,722,316)	$ 152,749	$ (1,280,957)		$ (1,280,957)		$ (1,274,535)	$ (6,422)
Balance at beginning (in shares) at Dec. 31, 2014		9,238,628
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity based compensation		$ 432	287,568			$ 288,000		288,000
Equity based compensation (in shares)		4,320,000
Shares issued for services		$ 492	491,370			491,862		491,862
Shares issued for services (in shares)		4,918,628
Recapitalization on reverse merger transaction			(1,005,571)	1,005,571
Withholding tax adjustment at foreign subsidiary				270		270		270
Shares issued for services		$ 167	166,548			166,715		166,715
Shares issued for services (in shares)		1,667,150
Issuance of shares of common stock		$ 478	2,989,522			2,990,000		2,990,000
Issuance of shares of common stock (in shares)		4,784,000
Share issuance expense			(388,700)			(388,700)		(388,700)
Conversion of debt to equity		$ 2,909	2,906,514			2,909,423		2,909,423
Conversion of debt to equity (in shares)		29,094,222
Translation adjustment					253,821	253,821		253,821	[1]
Net loss								(3,309,673)	[1]
Balance at ending at Dec. 31, 2015		$ 4,478	5,735,861	(4,026,148)	406,570	2,120,761		2,120,761	[1]
Balance at ending (in shares) at Dec. 31, 2015		44,784,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Translation adjustment | As Previously Reported [Member]								42,982
Translation adjustment | Adjustments [Member]								3,792
Translation adjustment	[1]							46,774
Net loss | As Previously Reported [Member]								(2,661,411)
Net loss | Adjustments [Member]								(7,527)
Net loss	[1]							(2,668,938)
Balance at ending (As Previously Reported [Member]) at Mar. 31, 2016								1,692,502
Balance at ending (Adjustments [Member])								(58,801)
Balance at ending at Mar. 31, 2016	[1]							1,633,701
Balance at beginning at Dec. 31, 2015		$ 4,478	5,735,861	(4,026,148)	406,570	2,120,761		2,120,761	[1]
Balance at beginning (in shares) at Dec. 31, 2015		44,784,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity based compensation			144,000			144,000		144,000
Shares issued for services		$ 515	2,031,760			2,032,275		$ 2,032,275
Shares issued for services (in shares)		5,145,000
Conversion of debt to equity (in shares)								2
Shares retained by accounting acquiree in reverse merger transaction		$ 503	(2,050)			(1,547)		$ (1,547)
Shares retained by accounting acquiree in reverse merger transaction (in shares)		5,025,000
Shares issued for cash		$ 49	374,951			375,000		$ 375,000
Shares issued for cash (in shares)		500,000						5,000,000
Translation adjustment					323,580	323,580		$ 323,580
Net loss				(4,731,049)		(4,731,049)		(4,731,049)
Balance at ending at Dec. 31, 2016		$ 5,545	8,284,522	(8,757,197)	730,150	263,020		$ 263,020
Balance at ending (in shares) at Dec. 31, 2016		55,454,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of debt to equity (in shares)								2
Shares issued for cash (in shares)								5,000,000
Translation adjustment					(229,081)	(229,081)		$ (229,081)
Net loss				(555,938)		(555,938)		(555,938)
Balance at ending at Mar. 31, 2017		$ 5,545	$ 8,284,522	$ (9,313,135)	$ 501,069	$ (521,999)		$ (521,999)
Balance at ending (in shares) at Mar. 31, 2017		55,454,000

[1]	As Restated